Stock-Based Compensation - Summary of Restricted Stock Units (Detail) - Restricted Stock Units (RSUs) [Member]	12 Months Ended
Dec. 31, 2021 $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of RSUs, Beginning balance | shares	0
Number of RSUs, Granted | shares	5,651,274
Number of RSUs, Released | shares	0
Number of RSUs, Cancelled/Forfeited | shares	(52,526)
Number of RSUs, Ending balance | shares	5,598,748
Weighted-Average Grant Date Fair Value per Share, Beginning balance | $ / shares	$ 0
Weighted-Average Grant Date Fair Value per Share, Granted | $ / shares	5.58
Weighted-Average Grant Date Fair Value per Share, Released | $ / shares	0
Weighted-Average Grant Date Fair Value per Share, Cancelled/Forfeited | $ / shares	10.05
Weighted-Average Grant Date Fair Value per Share, Ending balance | $ / shares	$ 5.54